J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Intrepid International Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 7, 2017

to the Summary Prospectuses and

Prospectuses dated March 1, 2017, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan Intrepid International Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Zenah Shuhaiber	2013	Executive Director
Nicholas Horne	2017	Managing Director
Jonathan Ingram	2017	Managing Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers — Intrepid International Fund” is hereby deleted in its entirety and replaced by the following:

Intrepid International Fund

The portfolio management team utilizes a team based approach and is comprised of Zenah Shuhaiber, Nicholas Horne and Jonathan Ingram. Ms. Shuhaiber, an Executive Director and CFA charterholder, and Nicholas Horne and Jonathan Ingram, both Managing Directors and CFA charterholders, share authority in the management of the Fund. Ms. Shuhaiber is a portfolio manager in the International Behavioral Finance Group based in London. An employee of JPMIM or its affiliates (or one of their predecessors) since 2005, Ms. Shuhaiber has portfolio and research responsibilities for style-based strategies, and has been a portfolio manager of the Fund since February 2013. Mr. Horne is head of investments for the International Behavioral Finance Group. Mr. Horne has been employed by JPMIM or its affiliates (or one of their predecessors) since 2006, and has been a portfolio manager of the Fund since April 2017. Mr. Ingram is a portfolio manager within the Dynamic team of the International Behavioral Finance Group. Mr. Ingram has been employed by JPMIM or its affiliates (or one of their predecessors) since 2000, and has been a portfolio manager of the Fund since April 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-INTEQ-417

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Intrepid International Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 7, 2017

to the Statement of Additional Information

dated March 1, 2017, as supplemented

Effective immediately, the portfolio manager information for JPMorgan Intrepid International Fund (the “Fund”) in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Intrepid International Fund
Zenah Shuhaiber	1	$545,006	8	$2,533,323	3	$412,524
Nicholas Horne	0	0	2	740,610	0	0
Jonathan Ingram	3	230,534	7	3,045,911	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Intrepid International Fund
Zenah Shuhaiber	0	$0	1	$209,201	2	$846,006
Nicholas Horne	0	0	3	4,716,850	1	32,916
Jonathan Ingram	1	76,312	3	1,127,410	0	0

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2016:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Intrepid International Fund
Zenah Shuhaiber	X
Nicholas Horne	X
Jonathan Ingram	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-INTEQ-417